PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Other receivables	¥ 26,455	¥ 17,704
Advances to suppliers	5,937	4,901
Value-added input tax to be deducted	21,331	17,926
Prepaid income tax	300	398
Prepaid expenses and other current assets	¥ 54,023	¥ 40,929